SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Revenue from Contract with Customer [Abstract]
Balance at beginning of the year ended December 31	$ 179,872	$ 1,400,000	$ 1,100,000
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(179,872)	(1,400,000)	(1,100,000)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	96,360	750,000	1,400,000
Balance at end of the year ended December 31	$ 96,360	$ 750,000	$ 1,400,000